Hedging Activities, Derivative Instruments, and Credit Risk, Investment in Consolidated Subsidiaries with Functional Currencies Other than USD (FY) (Details) $ in Thousands, € in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Contract	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Contract	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($)	Dec. 31, 2016 EUR (€) Contract	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($) Contract
Changes in the value of debt and designated interest rate swaps [Abstract]
Off-balance sheet derivative instruments					$ 0	$ 0
Euro Term Loan Due in 2020 [Member]
Derivatives, Fair Value [Line Items]
Long-term debt hedged | €							€ 387.0	€ 391.0
Cross Currency Interest Rate Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts | Contract									2
Notional amount									$ 100,000
Cross Currency Interest Rate Swap Contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount					$ 100,000	100,000			100,000
Cross Currency Interest Rate Swap Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount									$ 100,000
Interest Rate Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts | Contract	15		15		16		16
Changes in the value of debt and designated interest rate swaps [Abstract]
Gain, net of income tax, recorded through other comprehensive income	$ (13,600)	$ (5,100)	$ (43,200)	$ (11,600)	$ 12,605	40,083
Balance included in accumulated other comprehensive income at December 31, 2016 and 2015 respectively	$ 39,200	$ 58,100	$ 39,200	$ 58,100	$ 82,315	$ 69,710